Taxation (Tables)	12 Months Ended
Dec. 31, 2021
Taxation
Schedule of (Loss) income before provision for income taxes is attributable to the geographic locations

	For the Year Ended December 31,
	2019	2020	2021
	RMB	RMB	RMB
Cayman	13,620	(11,322)	(1,403)
Hong Kong SAR	(2,490)	(2,804)	(4,692)
BVI	(2)	(1)	(33)
PRC, excluding Hong Kong SAR	(517,749)	(192,583)	(1,187,962)
	(506,621)	(206,710)	(1,194,090)

Schedule of components of income tax expense

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Current income tax expense	2,588	12,753	5,483
Deferred income tax expense	1,178	1,912	3,424
	3,766	14,665	8,907

Schedule of reconciliation of actual income tax expense reported in the Consolidated Statements of Comprehensive Income (Loss) and amount computed by applying the PRC statutory income tax rate of 25% to income before income taxes

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Loss before tax	(506,621)	(206,710)	(1,194,090)
Income tax computed at PRC statutory tax rate	(126,655)	(51,678)	(298,523)
Effect of preferential tax rate*	47,979	(4,654)	68,988
Tax rate differential not subject to PRC income tax	(3,193)	3,069	758
Non-deductible expense	151,990	43,350	47,393
Change in valuation allowance	(56,920)	29,819	188,892
Additional deduction for research and development expenses	(9,700)	(6,128)	(839)
Tax-exempted income	(1,440)	(1,054)	(220)
Late payment surcharge on uncertain tax position	1,321	2,039	2,661
Others	384	(98)	(203)
	3,766	14,665	8,907

* Shenzhen Fangdd enjoys a preferential income tax rate of 15% from 2014 to 2022 if all the criteria for HNTE status could be satisfied in the relevant years. Please refer to Note 15 – a) PRC section for details.

Schedule of tax effects of temporary differences that give rise to the deferred income tax assets and liabilities

	As of December 31,
	2020	2021
	RMB	RMB
Net operating loss carry forward	62,667	100,354
Allowance for doubtful accounts	37,895	149,713
Payroll and accrued expenses	2,943	3,847
Deductible advertisement expenses	81	4,824
Long-term equity investment impairment	2,400	34,399
Intangible assets*	35,083	31,545
Gross deferred tax assets	141,069	324,682
Less: Valuation allowance	(135,790)	(324,682)
Net deferred tax assets	5,279	—
Identifiable intangible assets	(1,855)	—
Net deferred tax assets	3,424	—

Reported in Consolidated Balance Sheets as:
Deferred tax assets	3,558	—
Deferred tax liabilities	(134)	—
Net Deferred tax assets	3,424	—

* In December 2020, Shenzhen Fangdd transferred certain internal developed software to another subsidiary of the Group at a consideration of RMB141.5 million which resulted a difference between the financial statement carrying amounts of the intangible asset and the respective tax base.

Schedule of movements of the valuation allowance

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Balance at the beginning of the year	(153,840)	(96,920)	(135,790)
Changes of valuation allowances	56,920	(38,870)	(188,892)
Balance at the end of the year	(96,920)	(135,790)	(324,682)

Schedule of reconciliation of the beginning and ending amount of total unrecognized tax benefits

	For the Year Ended
	December 31,
	2019	2020	2021
	RMB	RMB	RMB
Beginning balance	(12,646)	(11,910)	(23,840)
Deduction (additions)	736	(11,930)	(4,735)
Ending balance	(11,910)	(23,840)	(28,575)